UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

 (Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Camco Investors Fund

ALCOA INC

Ticker Symbol:AA	Cusip Number:013817101
Record Date: 2/11/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE INDEPENDENT AUDITOR.	For	Issuer	For	With
3	PROPOSAL TO APPROVE 2009 ALCOA STOCK INCENTIVE PLAN.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL: SIMPLE MAJORITY VOTE.	Against	Issuer	Against	With

AMERICAN EAGLE OUTFITTERS

Ticker Symbol:AEO	Cusip Number:02553E106
Record Date: 4/20/2009	Meeting Date: 6/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1C	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	AMEND AND RESTATE THE COMPANY'S 2005 STOCK AWARD AND INCENTIVE PLAN.	For	Issuer	For	With
3	RATIFY THE APPOINTMENT OF ERNST y YOUNG LLP AS OUR INDEPENDENT ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JAN. 30, 2010.	For	Issuer	For	With

AMERICAN FINANCIAL GROUP

Ticker Symbol:AFG	Cusip Number:025932104
Record Date: 3/17/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of the following nominees	For	Issuer	For	With
2	to ratify the audit committee's appointment of ERNST & YOUNG LLP as the company's independent public accountants for 2009.	For	Issuer	For	With
3	Proposal to approve the annual co-CEO equity bonus plan.	For	Issuer	For	With

ASHFORD HOSPITALITY TRUST

Ticker Symbol:AHT	Cusip Number:044103109
Record Date: 3/10/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR YEAR 2009.	For	Issuer	For	With
3	TO VOTE A STOCKHOLDER PROPOSAL TO AMEND THE BY-LAWS TO INCLUDE A REQUIREMENT THAT THE CHAIRMAN OF TE BOARD BE INDEPENDENT.	Against	Issuer	Against	With

CHESAPEAKE ENERGY CORPORATION

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/15/2009	Meeting Date: 6/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO APPROVE AND AMENDMENT OT OUR CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE PLAN.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF PROCEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL REGARDING ANNUAL ELECTIONS OF DIRECTORS.	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING STANDARD FOR DIRECTOR ELECTIONS.	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL REGARDING THE COMPANY'S NON-DISCRIMINATION POLICY.	Against	Issuer	Against	With

CIMAREX ENERGY CO

Ticker Symbol:XEC	Cusip Number:171798101
Record Date: 3/24/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1C	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
4	RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FRO 2009.	For	Issuer	For	With

COMPASS MINERALS INTERNATIONAL

Ticker Symbol:CMP	Cusip Number:20451N101
Record Date: 3/20/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2009.	For	Issuer	For	With

COVIDIEN LTD

Ticker Symbol:COV	Cusip Number:G2552X108
Record Date: 1/6/2009	Meeting Date: 3/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1K	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	APPROVE AMENDED AND RESTATED 2007 STOCK AND INCENTIVE PLAN.	For	Issuer	For	With
3	APPOINTMENT OF INDEPENDENT AUDITORS AND AUTHORIZATION OF THE AUDIT COMMITTEE TO SET THE AUDITORS' REMUNERATION.	For	Issuer	For	With

CSX CORPORATION

Ticker Symbol:CSX	Cusip Number:126408103
Record Date: 3/6/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OFTHE SELECTION OF ERNST & YOUNG LLP AS CSX'S INDEPENDENT ACCOUNTING FIRM FOR 2009.	For	Issuer	For	With

DOMINION RESOURES

Ticker Symbol:D	Cusip Number:25746U109
Record Date: 2/27/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	ratify the appointment of independent auditors for 2009	For	Issuer	For	With
3	Approve the adoption of the amended and restated 2005 incentive compensation Plan	For	Issuer	For	With
4	Shareholder Proposal	Against	Issuer	Against	With
5	Shareholder Proposal	Against	Issuer	Against	With
6	Shareholder proposal	Against	Issuer	Against	With

EAGLE MATERIALS INC

Ticker Symbol:EXP	Cusip Number:26969P108
Record Date: 6/11/2008	Meeting Date: 8/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE NOMINEE.	For	Issuer	For	With
2	PROPOSAL TO APPROVE THE EXPECTED APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR 2009.	For	Issuer	For	With

EQUITY ONE

Ticker Symbol:EQY	Cusip Number:294752100
Record Date: 3/16/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR 2009.	For	Issuer	For	With

EUROSEAS LTD

Ticker Symbol:ESEA	Cusip Number:Y23592200
Record Date: 5/27/2009	Meeting Date: 6/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.	For	Issuer	For	With

EXXON MOBIL CORPORATION

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 4/6/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the nominees.	For	Issuer	For	With
10	amendment of EEO policy	Against	Issuer	Against	With
11	Greehouse gas emissions goals	Against	Issuer	Against	With
12	climate change and technology report	Against	Issuer	Against	With
13	renewable energy policy	Against	Issuer	Against	With
2	Ratification if independent auditors.	For	Issuer	For	With
3	cumulative voting	Against	Issuer	Against	With
4	special shareholder meetings	Against	Issuer	Against	With
5	incorporate in north dakota	Against	Issuer	Against	With
6	board chairman and CEO	Against	Issuer	Against	With
7	Shareholder advisory vote on executive compensation	Against	Issuer	Against	With
8	executive compensation report	Against	Issuer	Against	With
9	corporate sponsorships report	Against	Issuer	Against	With

FREEPORT MCMORAN & GOLD INC

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 4/14/2009	Meeting Date: 6/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR.	For	Issuer	For	With
3	APPROVAL OF THE PROPOSED 2009 ANNUAL INCENTIVE PLAN.	For	Issuer	For	With
4	STOCKHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE TOBE RECOMMENDED FOR ELECTION TO THE COMPANY'S BOARD OF DIRECTORS.	Against	Issuer	Against	With

GENUIME PARTS COMPANY

Ticker Symbol:GPC	Cusip Number:372460105
Record Date: 2/12/2009	Meeting Date: 4/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS FOR YEAR 2009.	For	Issuer	For	With

GRACO INC

Ticker Symbol:GGG	Cusip Number:384109104
Record Date: 2/23/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT ACCOUNTING FIRM.	For	Issuer	For	With

HELIX ENERGY SOLUTIONS GROUP

Ticker Symbol:HLX	Cusip Number:423330P10
Record Date: 3/19/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With

JER INVESTORS TRUST

Ticker Symbol:JRT	Cusip Number:46614H400
Record Date: 4/30/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO RATIFY ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT ACCOUNTING FIRM FOR 2009.	For	Issuer	For	With

L-3 COMMUNICATIONS HOLDINGS.

Ticker Symbol:LLL	Cusip Number:502424104
Record Date: 3/2/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	APPROVAL OF THE L-3 COMMUNICATIONS CORPORATION 2009 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTING FIRM FOR 2009.	For	Issuer	For	With

LENDER PROCESSING SERVICES

Ticker Symbol:LPS	Cusip Number:52602E102
Record Date: 3/30/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.	For	Issuer	For	With
3	TO APPROVE THE LENDER PROCESSING SEVICES, INC. 2008 OMNIBUS INCENTIVE PLAN.	For	Issuer	For	With
4	TO APPROVE THE LENDER PROCESSING SERVICES, INC ANNUAL INCENTIVE PLAN.	For	Issuer	For	With

LOWE'S COMPANIES, INC

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 3/27/2009	Meeting Date: 5/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO APPROVE AMENDMENT TO THE COMPANY'S 209 LONG TERM INCENTIVE PLAN.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
4	TO APPROVE AMENDMENTS TO LOWE'S ARTICLES OF INCORPORATION ELIMINATING ALL REMAINING SUPERMAJORITY VOTE REQUIREMENTS.	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL REGARDING REINCORPORATING IN NORTH DAKOTA.	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL REGARDING HEALTH CARE REFORM PRINCIPLES.	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL REGARDING SEPARATING THE ROES OF CHAIRMAN AND ceo.	Against	Issuer	Against	With

MEDTRONIC, INC

Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/23/2008	Meeting Date: 8/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION IF THE FOLLOWING NOMINEES	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	TO APPROVE THE MEDTRONIC, INC 2008 STOCK AWARD AND INCENTIVE PLAN.	For	Issuer	For	With

MONTPELIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
3	TO APPOINT PRICEWTERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT AUDITOR FOR 2009 AND TO AUTHORIZE THE COMPANY'S BOARD OF DIRECTORS, ACTING BY THE COMPANY'S AUDIT COMMITTEE, TO SET THEIR REMUNERATION.	For	Issuer	For	With

MYLAN INC

Ticker Symbol:MYL	Cusip Number:628530107
Record Date: 3/20/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES OF INCORPORATION TO INCREASE AUTHORIZED SHARES.	For	Issuer	For	With
3	APPROVE AN AMENDMENT TO THE COMPANY'S 2006 LONG TERM INCENTIVE PLAN.	For	Issuer	For	With
4	APPROVE AND AMENDMENT TO THE COMPANY'S BYLAWS REGARDING VOTING IN UNCONTESTED DIRECTOR ELECTIONS.	Against	Issuer	Against	With
5	RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT ACCOUNTING FIRM.	For	Issuer	For	With

NATIONAL OILWELL VARCO

Ticker Symbol:NOV	Cusip Number:637071101
Record Date: 3/23/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1C	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF INDEPENDENT AUDITORS.	For	Issuer	For	With
3	APPROVAL OF AMENDMENT OT NATIONAL OILWELL VARCO LONG TERM INCENTIVE PLAN.	For	Issuer	For	With

SAUL CENTERS

Ticker Symbol:BFS	Cusip Number:804395101
Record Date: 3/12/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT ACCOUNTING FIRM FOR 2009.	For	Issuer	For	With
3	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR ADJOURNMENTS THEREOF.	For	Issuer	For	With

SEALED AIR CORPORATION

Ticker Symbol:SEE	Cusip Number:81211K100
Record Date: 3/23/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	ratification of the appointment of KPMG LLP as the independent auditor for the year ending Dec. 31, 2009.	For	Issuer	For	With
1-9	election of directors	For	Issuer	For	With

SILICON IMAGE

Ticker Symbol:SIMG	Cusip Number:82705T102
Record Date: 3/27/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	APPROVAL OF STOCK OPTION EXCHANGE PROGRAM.	For	Issuer	For	With
3	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS SILICON IMAGE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:863667101
Record Date: 3/2/2009	Meeting Date: 4/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT ACCOUNTING FIRM FOR 2009.	For	Issuer	For	With

THE CORPORATE EXECUTIVE BOARD COMPA

Ticker Symbol:EXBD	Cusip Number:21988R102
Record Date: 4/16/2009	Meeting Date: 6/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2009	For	Issuer	For	With

TRINITY INDUSTRIES

Ticker Symbol:TRN	Cusip Number:896522109
Record Date: 3/20/2009	Meeting Date: 5/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO APPROVE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTING FIRM FOR YEAR 2009.	For	Issuer	For	With

TSADOS ENERGY NATIGATION LTD

Ticker Symbol:TNP	Cusip Number:G9108L108
Record Date: 4/9/2009	Meeting Date: 5/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	APPOINTMENT OF ERNST & YOUNG, ATHENS, GREECE AS AUDITORS AND AUTHORIZATION OF THE AUTHORIZATION OF THE AUDIT COMMITTEE TO SET THEIR REMUNERATION.	For	Issuer	For	With
3	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE 2009 ANNUAL MEETING.	For	Issuer	For	With

TYCO ELECTRONICS LTD

Ticker Symbol:TEL	Cusip Number:G9144P105
Record Date: 4/3/2009	Meeting Date: 6/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OFF THE NOMINEES	For	Issuer	For	With
2	APPROVAL OF THE TYCO ELECTRONICS LTD. 2007 STOVK AND INCENTIVE PLAN	For	Issuer	For	With
3	APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO ELECTRONICS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

TYCO ELECTRONICS LTD.

Ticker Symbol:TEL	Cusip Number:G9144P105
Record Date: 4/6/2009	Meeting Date: 6/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE A RESOLUTION APPROVING TYCO ELECTRONICS LTD.'S DISCONTINUANCE FROM BERMUDA AND CONTINUANCE AS A SWISS CORPORATION.	For	Issuer	For	With
10	TO APPOINT PRICEWATERHAOUSE COOOPERS AG, ZURICH AS SPECIAL AUDITOR UNTIL OUR NEXT ANNUAL GENERAL MEETING.	For	Issuer	For	With
11	TO APPOINT DELOITTE AG AS OUR SWISS REGISTERED AUDITOR UNTIL OUR NEXT ANNUAL GENERAL MEETING.	For	Issuer	For	With
12	TO APPROVE ADDITIONAL PROVISIONS OF OUR SWISS ARTICLES OF ASSOCIATION LIMITING THE NUMBER OF SHARES THAT MA BE REGISTERED AND/OR VOTED BY A SINGLE SHAREHOLDER OR GROUP.	For	Issuer	For	With
13	TO APPROVE ADDITIONAL PROVISIONS OF OUR SWISS ARTICLES OF ASSOCIATION REQUIRING A SUPERMAJORITY VOTE TO AMEND THE PROVISIONS REFERRED TO IN PROPOSAL 12 AND OTHER CERTAIN OTHER PROVISIONS OF OUR SWISS ARTICLES.	For	Issuer	For	With
14	TO APPROVE ANY ADJOURNMENTS OR POSTPONEMENTS OF THE MEETING.	For	Issuer	For	With
2	TO APPROVE A RESOLUTION AMENDING OUR BYE-LAWS TO ELIMINATE CERTAIN SUPERMAJORITY VOTE REQUIREMENTS.	For	Issuer	For	With
3	TO APPROVE A RESOLUTION AUTHORIZING SEVERAL STEPS, INCLUDING AN AMENDMENT TO OUR BYE-LAWS,THAT WILL HAVE THE EFFECT OF INCREASING OUR REGISTERED SHARE CAPITAL.	For	Issuer	For	With
4	TO APPROVE A DISTRIBUTION TO SHAREHOLDERS.	For	Issuer	For	With
5	TO CONFIRM SWISS LAW AS OUR AUTHORITATIVE GOVERNING LEGISLATION.	For	Issuer	For	With
6	TO APPROVE OUR CORPORATE MANE AS TYCO ELECTRONICS LTD.	For	Issuer	For	With
7	TO CHANGE OUR CORPORATE PURPOSE.	For	Issuer	For	With
8	TO APPROVE OUR SWISS ARTICLES OF ASSOCIATION.	For	Issuer	For	With
9	TO CONFIRM OUR PRINCIPAL P;ACE OF BUSINESS AS SCHAFFHAUSEN, SWITZERLAND.	For	Issuer	For	With

TYCO INTERNATIONAL LTD

Ticker Symbol:TYC	Cusip Number:G9143X208
Record Date: 1/16/2009	Meeting Date: 3/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO CONSIDER AND APPROVE A RESOLUTION TO APPROVE TYCO INTERNATIONAL LTD.'S DISCONTINUANCE FROM BERMUDA AS PROVIDED IN SECTION 132G OF THE COMPANIES ACT 1981 OF BERMUDA AND THE COMPANY'S CHANGE OF DOMICILE TO SCHAFFHAUSEN, SWITZERLAND.	For	Issuer	For	With
10	TO APPROVE THE PAYMENT OF A DIVIDEND THROUGH A REDUCTION OF REGISTERED CAPITAL.	For	Issuer	For	With
11	TO APPROVE THE MOTION TO ADJOURN THE MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO APPROVE THE CHANGE OF DOMICILE.	For	Issuer	For	With
2	TO CONSIDER AND APPROVE A RESOLUTION THAT WILL HAVE THE EFFECT OF INCREASING OUR REGISTERED SHARE CAPITAL.	For	Issuer	For	With
3	TO CONSIDER AND APPROVE THE NAME OF TYCO INTERNATIONAL LTD.	For	Issuer	For	With
4	TO CONSIDER AND APPROVE THE CHANGE OFTHE CORPORATE PURPOSE OF TYCO INTERNATIONAL LTD.	For	Issuer	For	With
5	TO CONSIDER AND APPROVE TYCO INTERNATIONAL LTD.'S PROPOSED SWISS ARTICLES OF ASSOCIATION.	For	Issuer	For	With
6	TO CONFIRM SWISS LAW AS THE AUTHORITATIVE LEGISLATION GOVERNING TYCO INTERNATIONAL LTD.	For	Issuer	For	With
7	TO CONFIRM THE PRINCIPAL P;ACE OF BUSINESS OF TYCO INTERNATIONAL LTD. AS SCHAFFHAUSEN, SWITZERLAN.	For	Issuer	For	With
8	TO APPOINT PRICEWATERHOUSECOOPERS AG, ZURICH AS SPECIAL AUDITOR UNTIL TYCO INTERNATIONAL LTD.'S NEXT ANNUAL GENERAL MEETING.	For	Issuer	For	With
9	TO ELECT DELOITTE AG AS OUR STATUTORY AUDITORS FOR A TERM OF ONE YEAR UNTIL TYCO INTERNATIONAL LTD.'S NEXT ANNUAL GENERAL MEETING.	For	Issuer	For	With

ZIMMER HOLDINGS INC.

Ticker Symbol:ZMH	Cusip Number:98956P102
Record Date: 3/5/2009	Meeting Date: 5/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1G	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVAL OF THE 2009 STOCK INCENTIVE P;AN.	For	Issuer	For	With
4	APPROVAL OF AN EXTENSION OF THE STOCK PLAN FOR NON-EMPLOYEE DIRECTORS.	For	Issuer	For	With
5	APPROVAL OF AND EXTENSION OF THE RESTATED DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By Dennis Connor

* Dennis Connor

President

By Paul Berghaus

* Paul Berghaus

Treasurer

Date: August 31, 2009

*Print the name and title of each signing officer under his or her signature.